SHANE DALY

Vice President and Associate General Counsel

(212) 314-3912

Fax: (212) 314-3959

May 21, 2015

VIA EDGAR

Ms. Elisabeth Bentzinger

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4/A

File Nos. 333-202147 and 811-22651

CIK #0001537470

Dear Ms. Bentzinger:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 33 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On February 18, 2015, we filed an initial Registration Statement on Form N-4 describing AXA Equitable’s plan to offer a new Series E version of the Retirement Cornerstone® Series 15.0 variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 70.

On April 17, 2015, we received written comments on this filing from you. We provided written responses to those comments on May 7, 2015. We received additional staff comments on May 13, 2015. We provided written responses on May 15, 2015. On May 18, 2015, we were informed that Ms. Bentzinger of the Securities and Exchange Commission’s staff had no further substantive comments.

The purpose of this Pre-Effective Amendment No. 1 is to include financial statements, exhibits, and other required disclosure not included in the registration statement. We have also made other non-material changes.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form N-4, Reg. No. 333-202147, as amended by Pre-Effective Amendment No. 1, be declared effective as of May 21, 2015, or as soon thereafter as practicable. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Tandy Representation

On behalf of the Company and its Separate Account 70 (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form N-4.

1. Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please contact the undersigned at (212) 314-3912 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

AXA Equitable Life Insurance Company AXA Equitable Life Insurance Company, on behalf of its Separate Account No. 70 (Registrant) AXA Advisors, LLC (Principal Underwriter)

/s/ Shane Daly
Vice President and Associate General Counsel

cc: Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104